Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	MFS® SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Feb. 28, 2022
MFS Inflation-Adjusted Bond Fund | R6
Prospectus:
Trading Symbol	MIAKX
MFS Inflation-Adjusted Bond Fund | A
Prospectus:
Trading Symbol	MIAAX
MFS Inflation-Adjusted Bond Fund | R4
Prospectus:
Trading Symbol	MIAJX
MFS Inflation-Adjusted Bond Fund | B
Prospectus:
Trading Symbol	MIABX
MFS Inflation-Adjusted Bond Fund | C
Prospectus:
Trading Symbol	MIACX
MFS Inflation-Adjusted Bond Fund | I
Prospectus:
Trading Symbol	MIAIX
MFS Inflation-Adjusted Bond Fund | R1
Prospectus:
Trading Symbol	MIALX
MFS Inflation-Adjusted Bond Fund | R2
Prospectus:
Trading Symbol	MIATX
MFS Inflation-Adjusted Bond Fund | R3
Prospectus:
Trading Symbol	MIAHX